Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Stock-Based Compensation

Note 16 Stock-Based Compensation

U.S. Cellular has established the following stock‑based compensation plans: Long-Term Incentive Plans and a Non-Employee Director compensation plan.

Under the U.S. Cellular Long-Term Incentive Plans, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees.  At December 31, 2016, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

Under the Non-Employee Director compensation plan, U.S. Cellular may grant Common Shares to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

At December 31, 2016, U.S. Cellular had reserved 14,759,000 Common Shares for equity awards granted and to be granted under the Long-Term Incentive Plans and 169,000 Common Shares for issuance under the Non-Employee Director compensation plan.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plans – Stock Options – Stock options granted to key employees are exercisable over a specified period not in excess of ten years.  Stock options generally vest over a period of three years from the date of grant.  Stock options outstanding at December 31, 2016 expire between 2017 and 2026.  However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement.  Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options.  The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2016, 2015 and 2014 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2016	2015	2014
Expected life	4.7 years	4.6 years	4.5 years
Expected annual volatility rate	30.5%	30.1%	28.0%-28.1%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.2%	1.2%	1.4%-1.5%
Estimated annual forfeiture rate	9.4%	9.7%	9.4%

Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior.  U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life.  The expected volatility assumption is based on the historical volatility of U.S. Cellular’s common stock over a period commensurate with the expected life.  The dividend yield assumption is zero because U.S. Cellular has never paid a dividend, except a special cash dividend in June 2013, and has expressed its intention to retain all future earnings in the business.  The risk-free interest rate assumption is determined using the U.S. Treasury Yield Curve Rate with a term length that approximates the expected life of the stock options.

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2016 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2015	4,102,000	$40.62
(1,849,000 exercisable)		$44.33
Granted	898,000	45.87
Exercised	(541,000)	35.34
Forfeited	(197,000)	39.08
Expired	(289,000)	50.06
Outstanding at December 31, 2016	3,973,000	$41.92	$14	6.8
(1,937,000 exercisable)		$42.54	$7	5.0

The weighted average grant date fair value per share of the U.S. Cellular stock options granted in 2016, 2015 and 2014 was $12.77, $9.94 and $10.68, respectively.  The aggregate intrinsic value of U.S. Cellular stock options exercised in 2016, 2015 and 2014 was $4 million, $2 million and $2 million, respectively.  The aggregate intrinsic value at December 31, 2016 presented in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular’s closing stock price and the exercise price multiplied by the number of in-the-money options) that would have been received by option holders had all options been exercised on December 31, 2016.

Long-Term Incentive Plans – Restricted Stock Units – Restricted stock unit awards granted to key employees generally vest after three years.  U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant.  The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2016 and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average
		Grant Date
		Fair Value
Nonvested at December 31, 2015	1,194,000	$36.70
Granted	571,000	43.32
Vested	(348,000)	31.52
Forfeited	(107,000)	39.28
Nonvested at December 31, 2016	1,310,000	$40.74

The total fair value of restricted stock units that vested during 2016, 2015 and 2014 was $15 million, $13 million and $11 million, respectively.  The weighted average grant date fair value per share of the restricted stock units granted in 2016, 2015 and 2014 was $43.32, $37.24 and $41.24, respectively.

Long-Term Incentive Plans – Deferred Compensation Stock Units – Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred.  All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units.  The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred.  Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units and vest over three years.

The total fair value of deferred compensation stock units that vested during 2016 and 2015 was less than $1 million.  The weighted average grant date fair value per share of the deferred compensation stock units granted in 2016 and 2015 was $41.31 and $35.96, respectively.  There were no deferred compensation stock units granted or that vested during 2014.  As of December 31, 2016, there were 7,000 vested but unissued deferred compensation stock units valued at less than $1 million.

Compensation of Non-Employee Directors – U.S. Cellular issued 13,000, 15,000 and 14,200 Common Shares in 2016, 2015 and 2014, respectively, under its Non-Employee Director compensation plan.

Stock‑Based Compensation Expense

The following table summarizes stock‑based compensation expense recognized during 2016, 2015 and 2014:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Stock option awards	$11	$11	$10
Restricted stock unit awards	14	13	11
Deferred compensation bonus and matching stock unit awards	–	–	–
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation, before income taxes	26	25	22
Income tax benefit	(10)	(10)	(8)
Total stock-based compensation expense, net of income taxes	$16	$15	$14

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2016	2015	2014
(Dollars in millions)
Selling, general and administrative expense	$23	$22	$19
System operations	3	3	3
Total stock-based compensation expense	$26	$25	$22

At December 31, 2016, unrecognized compensation cost for all U.S. Cellular stock‑based compensation awards was $29 million and is expected to be recognized over a weighted average period of 1.8 years.

U.S. Cellular’s tax benefits realized from the exercise of stock options and other awards totaled $8 million in 2016.